Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Brandes International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Brandes International Equity Fund (the “International Equity Fund”), formerly named the Brandes Institutional International Equity Fund, seeks long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes Funds.  More information about these and other discounts is available from your financial professional and in the section titled “Shareholder Information” on page 38 of the Prospectus and “Additional Purchase and Redemption Information” on page B-77 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-01-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The International Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.47%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the International Equity Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your Class C shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The International Equity Fund invests principally in common and preferred stocks of foreign companies.  These companies generally have market capitalizations (market value of publicly traded securities) greater than $1 billion.  A foreign company is determined to be “foreign” on the basis of its domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.  Under normal market conditions, the International Equity Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) measured at the time of purchase in equity securities of issuers located in at least three countries outside the United States.  Equity securities include common and preferred stocks, warrants and rights.  Up to 30% of the International Equity Fund’s total assets, measured at the time of purchase, may be invested in securities of companies located in countries with emerging securities markets.

Brandes Investment Partners, L.P., the Fund’s investment advisor (the “Advisor”), uses the principles of value investing to analyze and select equity securities for the International Equity Fund’s investment portfolio.  When buying equity securities, the Advisor assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings power, cash flow generation, and/or asset value of the underlying business.  By choosing securities that are selling at a discount to the Advisor’s estimates of their share of the company’s intrinsic business value, the Advisor seeks to establish an opportunity for long-term capital appreciation.  The Advisor may sell a security when its price reaches a target set by the Advisor, the Advisor believes that other investments are more attractive, or for other reasons.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Because the values of the International Equity Fund’s investments will fluctuate with market conditions, so will the value of your investment in the International Equity Fund.  You could lose money on your investment in the International Equity Fund, or the International Equity Fund could underperform other investments.  Principal risks of the International Equity Fund are as follows:

•	Stock Risks – The values of the International Equity Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions.

•
Foreign Securities and Emerging Markets Risks – In addition, the performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the International Equity Fund invests.  Emerging markets involve greater risk and volatility than more developed markets.  Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar.  Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar.

•
Currency Risks – Because the International Equity Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates.  Such changes will also affect the Fund’s income.

•
Value Securities Risks – The International Equity Fund invests in value securities, which are securities the Advisor believes are undervalued for various reasons, including but not limited to as a result of adverse business, industry or other developments, or are subject to special risks, or limited market understanding of the issuer’s business or industry, that have caused the securities to be out of favor.  It may take longer than expected for the prices of these securities to increase to the anticipated value, or they may never increase to that value or may decline.  In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•
Value Style Risks – In managing the International Equity Fund, the Advisor applies the Graham and Dodd Value Investing approach, which selects investments based on the Advisor’s evaluation of the intrinsic long-term value of companies using measurable data.  This style of investing has caused the Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time and may do so in the future.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the International Equity Fund, or the International Equity Fund could underperform other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information shows you how the International Equity Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year.  The bar chart shows changes in the yearly performance of the Fund’s Class I shares since its inception.  The table below compares the Fund’s total return over time to a broad-based securities index.  The chart and table assume reinvestment of dividends and distributions.  Of course, past performance, before and after taxes, does not indicate how the International Equity Fund will perform in the future.  Updated performance is available on the Fund’s website www.brandesfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information shows you how the International Equity Fund has performed and provides some indication of the risks of investing in the Fund by showing how its performance has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.brandesfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance, before and after taxes, does not indicate how the International Equity Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Brandes International Equity Fund Year-by-Year Total Returns as of December 31, 2012 for Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	Q2	2003	25.52%
Worst Quarter	Q3	2002	-20.72%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.72%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only. After-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The International Equity Fund commenced operations in 1997.  Prior to October 6, 2008, the International Equity Fund had only one class of shares (currently designated as Class I Shares).  Class E shares commenced operations on October 6, 2008.  Performance shown prior to the inception of Class E shares reflects the performance of Class I shares adjusted to reflect Class E expenses.  Class A shares commenced operations on January 31, 2011, but prior to January 31, 2013, Class A shares were known as Class S shares.  (Class A shares have the same operating expenses as Class S shares.)  Performance shown prior to January 31, 2011 for Class A shares reflects the performance of Class I shares adjusted to reflect Class A expenses.  Class C shares commenced operations on January 31, 2013.  Performance shown prior to the inception of Class C shares reflects the performance of Class I shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Class I shares only.  After-tax returns for other Classes will vary.

In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.

Caption	rr_AverageAnnualReturnCaption	Brandes International Equity Fund Average Annual Total Returns For periods ending December 31, 2012
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.32%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.69%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.21%
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Total Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within one year from the date of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	700
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	993
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,308
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,198
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(6.32%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.61%
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Total Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.05%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	308
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	674
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,166
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,522
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	208
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	674
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,166
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,522
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.04%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.25%
Class E
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Total Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	444
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	778
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,722
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.12%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.86%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.18%
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.25%
Total Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	377
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	667
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,494
Annual Return 2003	rr_AnnualReturn2003	47.97%
Annual Return 2004	rr_AnnualReturn2004	25.01%
Annual Return 2005	rr_AnnualReturn2005	10.81%
Annual Return 2006	rr_AnnualReturn2006	26.10%
Annual Return 2007	rr_AnnualReturn2007	8.56%
Annual Return 2008	rr_AnnualReturn2008	(37.20%)
Annual Return 2009	rr_AnnualReturn2009	19.49%
Annual Return 2010	rr_AnnualReturn2010	4.97%
Annual Return 2011	rr_AnnualReturn2011	(11.86%)
Annual Return 2012	rr_AnnualReturn2012	11.25%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.04%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.25%
Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(5.35%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.23%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.82%
Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.49%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.93%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.96%

[1]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within one year from the date of purchase.
[2]	The Advisor has contractually agreed to limit the International Equity Fund's Class A, Class C, Class E, and Class I annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.30% for Class A and Class E, 2.05% for Class C and 1.05% for Class I, as percentages of the respective Fund classes' average daily net assets through January 31, 2014 (the "Expense Caps"). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days' written notice to the Advisor, or by the Advisor with the consent of the Board. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Fund. The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for the fiscal year (taking into account the reimbursement) does not exceed the Expense Cap with respect to such Class or any lower expense cap for the Class in effect at the time of the reimbursement.
[3]	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.